UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Oscar S. Schafer           New York, NY            8/14/09
      ----------------------   -----------------------    -------------
       [Signature]                  [City, State]            [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    24
                                                -------------

Form 13F Information Table Value Total:              $547,905
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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
                                                                Form 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
-------------------------      ----------    ----------  ----------  -------------- ----  ---------- ---------  -------------------
                                TITLE OF                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS        CUSIP       (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
-------------------------      ----------    ---------   ----------  -------------- ----  ---------- ---------  -------- ------ ----
BERRY PETE CO                       CL A     085789105      1,708        91,900 SH           Sole                 91,900   0     0

COVANTA HLDG CORP                   COM      22282E102      1,696       100,000 SH           Sole                100,000   0     0

CROWN HOLDINGS INC                  COM      228368106     11,829       490,000 SH           Sole                490,000   0     0

ENDO PHARMACEUTICALS HLDGS I        COM      29264F205     34,186     1,907,700 SH           Sole              1,907,700   0     0

ENZON PHARMACEUTICALS INC           COM      293904108      9,763     1,234,200 SH           Sole              1,234,200   0     0

FIDELITY NATIONAL FINANCIAL         CL A     31620R105     24,519     1,812,191 SH           Sole              1,812,191   0     0

FLAMEL TECHNOLOGIES SA         SPONSORED ADR 338488109     43,722     6,246,047 SH           Sole              6,246,047   0     0

IMPAX LABORATORIES INC              COM      45256B101     14,546     1,976,300 SH           Sole              1,976,300   0     0

LENDER PROCESSING SVCS INC          COM      52602E102     43,750     1,575,448 SH           Sole              1,575,448   0     0

MEDIVATION INC                      COM      58501N101     37,497     1,673,214 SH           Sole              1,673,214   0     0

METAVANTE TECHNOLOGIES INC          COM      591407101     41,205     1,593,395 SH           Sole              1,593,395   0     0

PFIZER INC                          COM      717081103      7,500       500,000 SH           Sole                500,000   0     0

QUALCOMM INC                        COM      747525103     37,968       840,000 SH           Sole                840,000   0     0

REGAL ENTMT GROUP                   CL A     758766109     39,673     2,985,200 SH           Sole              2,985,200   0     0

SALLY BEAUTY HLDGS INC              COM      79546E104      3,298       518,590 SH           Sole                518,590   0     0

SHIRE PLC                      SPONSORED ADR 82481R106     43,961     1,059,800 SH           Sole              1,059,800   0     0

SMART BALANCE INC                   COM      83169Y108      3,885       570,519 SH           Sole                570,519   0     0

SUNCOR ENERGY INC                   COM      867229106     10,164       335,000 SH           Sole                335,000   0     0

TIME WARNER INC                   COM NEW    887317303     37,348     1,482,665 SH           Sole              1,482,665   0     0

ULURU INC                           COM      90403T100      1,882    11,760,463 SH           Sole             11,760,463   0     0

VERISIGN INC                        COM      92343E102     17,265       932,251 SH           Sole                932,251   0     0

WALGREEN CO                         COM      931422109     21,609       735,000 SH           Sole                735,000   0     0

WYETH                               COM      983024100     16,340       360,000 SH           Sole                360,000   0     0

WYNDHAM WORLDWIDE CORP              COM      98310W108     42,591     3,514,093 SH           Sole              3,514,093   0     0
